Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
June 30, 2024
Z55-NPRT1-0824
1.9884250.107
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	206,225	4,072,953
Fidelity Series Commodity Strategy Fund (a)	3,117	303,224
Fidelity Series Large Cap Growth Index Fund (a)	113,010	2,608,275
Fidelity Series Large Cap Stock Fund (a)	118,612	2,720,959
Fidelity Series Large Cap Value Index Fund (a)	309,198	4,845,130
Fidelity Series Small Cap Core Fund (a)	9,736	112,154
Fidelity Series Small Cap Opportunities Fund (a)	62,718	937,002
Fidelity Series Value Discovery Fund (a)	116,488	1,782,264
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,481,112)		17,381,961

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	61,473	927,620
Fidelity Series Emerging Markets Fund (a)	101,224	932,272
Fidelity Series Emerging Markets Opportunities Fund (a)	198,147	3,727,143
Fidelity Series International Growth Fund (a)	130,437	2,389,597
Fidelity Series International Index Fund (a)	72,550	900,343
Fidelity Series International Small Cap Fund (a)	29,830	508,608
Fidelity Series International Value Fund (a)	190,584	2,408,986
Fidelity Series Overseas Fund (a)	170,052	2,392,629
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,250,490)		14,187,198

Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,749	16,930
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,719	188,603
Fidelity Series Emerging Markets Debt Fund (a)	6,046	47,218
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,562	13,819
Fidelity Series Floating Rate High Income Fund (a)	3,796	34,090
Fidelity Series International Credit Fund (a)	5	38
Fidelity Series Long-Term Treasury Bond Index Fund (a)	346,495	1,902,260
Fidelity Series Real Estate Income Fund (a)	3,463	33,556
TOTAL BOND FUNDS (Cost $2,481,817)		2,236,514

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,213,419)	33,805,673
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	33,805,667

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,617	1,624	527	8	(1)	217	16,930
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	175,507	14,612	2,321	70	4	801	188,603
Fidelity Series Blue Chip Growth Fund	3,717,264	293,080	290,001	-	27,166	325,444	4,072,953
Fidelity Series Canada Fund	872,193	98,858	29,851	-	(635)	(12,945)	927,620
Fidelity Series Commodity Strategy Fund	221,538	78,606	2,665	-	63	5,682	303,224
Fidelity Series Corporate Bond Fund	11,489	352	11,688	53	717	(870)	-
Fidelity Series Emerging Markets Debt Fund	42,926	5,146	587	662	-	(267)	47,218
Fidelity Series Emerging Markets Debt Local Currency Fund	13,495	923	382	-	(11)	(206)	13,819
Fidelity Series Emerging Markets Fund	790,504	123,733	24,104	-	(196)	42,335	932,272
Fidelity Series Emerging Markets Opportunities Fund	3,172,591	497,204	119,438	-	407	176,379	3,727,143
Fidelity Series Floating Rate High Income Fund	31,483	3,999	1,141	730	(2)	(249)	34,090
Fidelity Series Government Bond Index Fund	16,797	632	17,217	57	438	(650)	-
Fidelity Series Government Money Market Fund 5.42%	23,445	640	24,085	123	-	-	-
Fidelity Series International Credit Fund	38	-	-	1	-	-	38
Fidelity Series International Growth Fund	2,188,591	284,235	47,387	-	(463)	(35,379)	2,389,597
Fidelity Series International Index Fund	828,590	97,057	22,498	-	(142)	(2,664)	900,343
Fidelity Series International Small Cap Fund	466,827	63,273	9,091	-	(49)	(12,352)	508,608
Fidelity Series International Value Fund	2,198,982	271,310	69,157	-	343	7,508	2,408,986
Fidelity Series Investment Grade Bond Fund	16,905	538	17,201	74	714	(956)	-
Fidelity Series Investment Grade Securitized Fund	11,151	339	11,313	49	531	(708)	-
Fidelity Series Large Cap Growth Index Fund	2,355,130	194,725	140,555	4,279	4,789	194,186	2,608,275
Fidelity Series Large Cap Stock Fund	2,494,770	189,034	82,691	-	665	119,181	2,720,959
Fidelity Series Large Cap Value Index Fund	4,459,884	556,745	78,688	-	(699)	(92,112)	4,845,130
Fidelity Series Long-Term Treasury Bond Index Fund	2,074,391	234,762	356,994	17,124	(17,668)	(32,231)	1,902,260
Fidelity Series Overseas Fund	2,193,690	252,192	54,045	-	(750)	1,542	2,392,629
Fidelity Series Real Estate Income Fund	30,473	3,411	359	505	-	31	33,556
Fidelity Series Small Cap Core Fund	45,851	81,070	13,985	400	(529)	(253)	112,154
Fidelity Series Small Cap Opportunities Fund	1,102,830	71,453	213,928	-	24,572	(47,925)	937,002
Fidelity Series Treasury Bill Index Fund	54,676	1,717	56,393	269	-	-	-
Fidelity Series Value Discovery Fund	1,646,921	216,443	25,706	-	70	(55,464)	1,782,264
	31,274,549	3,637,713	1,723,998	24,404	39,334	578,075	33,805,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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